RELATED PARTIES TRANSACTIONS	6 Months Ended
Jun. 30, 2012
RELATED PARTIES TRANSACTIONS [Abstract]
RELATED PARTIES TRANSACTIONS

NOTE 8 - RELATED PARTIES TRANSACTIONS

a.	In January 2009, InspireMD Ltd. signed a sub-lease agreement with a company controlled by the Company's shareholders, for a period of 12.5 months, for a monthly rent payment of $1 thousand. In 2010, the rent period was extended for an additional year, and the rent payments increased by 10%. In 2011, the rent period was extended for an additional year, through February 2012. The sub-lease agreement was not renewed.

b.	On May 6, 2008, InspireMD Ltd. entered into a consultancy agreement (the "2008 Consultancy Agreement") for marketing services with a member of the immediate family of the CEO. Pursuant to the 2008 Consultancy Agreement, InspireMD Ltd. paid a fixed hourly fee of $45 (154 NIS) in Israel and a fixed daily fee of $400 when traveling abroad with respect to the consulting services. On September 1, 2011, effective April 1, 2011, the 2008 Consultancy Agreement was terminated and InspireMD Ltd. entered into a new consultancy agreement (the "2011 Consultancy Agreement") pursuant to which the consultant was retained to serve as the Company's vice president of sales. Pursuant to the agreement, she was paid a monthly consultancy fee of $12,500 from April 1, 2011 through June 30, 2011 and a monthly consultancy fee of $15,500 thereafter. On July 2, 2012, effective August 1, 2012, the 2011 Consultancy Agreement was termainated and InspireMD Ltd. entered into a new consultancy agreement (the "2012 Consultancy Agreement") pursuant to which the consultant would be retained for sale services. Pursuant to the agreement, she would be entitled to a fixed fee of $625 (2,500 NIS) for each full working day and a bonus fee up to $10,000 (40,000 NIS) upon 100% achievement of set objectives. The 2012 Consultancy Agreement has a termination date of September 30, 2012, but can be terminated without cause by InspireMD Ltd. upon 7 days' notice, and may be terminated with cause by InspireMD Ltd. immediately, upon the occurrence of certain events, such as a breach of fiduciary duties owed to the Company.

c.	During 2007, InspireMD Ltd received a loan of $40 thousand from its controlling shareholders. Half of the loan was paid during 2009, and the second half was paid during 2011.

d.	On April 1, 2005, InspireMD Ltd. entered into employment agreements with the Company's president and the Company's CEO (both are directors and shareholders). Such employment agreements were subsequently amended on October 1, 2008 (in the case of the Company's CEO) and March 28, 2011 (in the case of both the president and the CEO). Pursuant to these employment agreements, as amended on March 28, 2011, each officer was entitled to a monthly gross salary of $15,367. Each officer was also entitled to certain social and fringe benefits as set forth in the employment agreements, which totaled 25% of their gross salary, as well as a company car. Each officer was also entitled to a minimum bonus equivalent to three monthly gross salary payments based on achievement of objectives and board of directors' approval. If such officer's employment was terminated with or without cause, he was entitled to at least six months' prior notice, and would have been paid his salary and all social and fringe benefits in full during such notice period.

On April 1, 2011, the employment agreements with the Company's president and CEO were terminated and the Company entered into consulting agreements with the Company's president and CEO for a monthly consultancy fee of $21,563 each.

At the request of the compensation committee, the Company's CEO and president agreed, effective as of December 1, 2011, to be treated as employees for purposes of paying their salary and benefits, rather than as consultants under their consulting agreements. In addition, the Company's CEO and president agreed to formally terminate their consulting agreement upon the execution of an employment agreement with the Company on substantially the same terms as their consultancy agreements. A new employment agreement, however, executed with either party.

On June 1, 2012, the president of the Company resigned. In connection with his resignation, effective June 1, 2012, he remains on the Company's board of directors. In connection with the resignation, the Company and the president entered into a consulting agreement, pursuant to which, among other things, the president agreed to provide the Company with consulting services for a period of six months, terminating on November 30, 2012, in exchange for payments by the Company of $20 thousand per month.

e.	During the second half of 2008, InspireMD Ltd. decreased the salaries for most of its employees due to the economic slowdown. InspireMD Ltd. also decreased the salaries of the former president and the CEO. Their salaries were decreased 25%, and an additional 25% was accrued and recorded in "Accounts payable-trade." The accrued amounts were fully paid as of December 31, 2010.

In September 2009, the 25% decrease in salaries described above was cancelled.

f.	InspireMD Ltd. entered into a license agreement to use a unique stent design developed by an American company owned by a former director of InspireMD Ltd. ("MGuard Prime"). See Note 9b.

g.	Certain directors of the Company were granted options to purchase shares of the Company's common stock. See Note 10.

h.	Balances with related parties:

	June 30	December 31
	2012	2011	2010
	($ in thousands)
Current liabilities:
Trade payable	$-	$2	$3
Other accounts payable	$45	$22	$121
Loans from shareholders	$-	$-	$20

i.	Transactions with related parties:

	6 month period ended	Year ended December 31
	June 30, 2012	2011	2010	2009
	($ in thousands)
Expenses:
Share-based compensation	$1,365	$8,212	$236	$-
Salaries and related expenses	$261	$147	$241	$152
Consulting fees	$105	$445	$226	$194
Financial expenses				$1
Rent income	$(2)	$(16)	$(15)	$(13)